Average Annual Total Returns - Invesco SP International Developed Low Volatility ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P BMI International Developed Low VolatilityTM Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year		S&P BMI International Developed Low VolatilityTM Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years		S&P BMI International Developed Low VolatilityTM Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) Since Inception		MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) Since Inception
Total	Jan. 13, 2012	(9.49%)	4.81%	5.75%	(9.97%)	3.77%	4.85%	(5.24%)	3.58%	4.46%	(9.51%)	[1]	4.83%	[1]	5.83%	[1]	7.82%	7.45%	7.68%

[1]	“Management Fees” have been restated to reflect current fees.